K&L Gates LLP One Congress Street Suite 2900 Boston, MA 02114 T + 1 617 261 3100 www.klgates.com

Cal J. Gilmartin (617) 951-9103 (phone) cal.gilmartin@klgates.com

December 15, 2023

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Evanston Alternative Opportunities Fund
File Nos. 333-266368 and 811-22904

Ladies and Gentlemen:

Transmitted electronically with this letter, on behalf of Evanston Alternative Opportunities Fund (the “Fund”), is a proxy statement filed in accordance with Section 14(a) of the Securities Exchange Act of 1934, as amended (the “Proxy Statement”). The Proxy Statement contains information about the following proposals for approval by shareholders of the Fund at a special meeting of shareholders to be held on Thursday, March 14, 2024: (1) a new investment advisory agreement (the “New Advisory Agreement”) between North Square Investments, LLC and the Fund; (2) a new sub-advisory agreement between Evanston Capital Management, LLC and the Fund (the “New Sub-Advisory Agreement”); and (3) the election of each of David B. Boon, Donald J. Herrema, Catherine A. Zaharis and Ian Martin as a Trustee of the Fund (collectively, the “Proposals”).

The Board voted unanimously to approve the Proposals. Approval of the New Advisory Agreement and the New Sub-Advisory Agreement and the election of the new trustees require the approval of Fund investors. Accordingly, the Fund is filing the Proxy Statement, which contains further details about the Proposals.

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Any questions should be directed to the undersigned at 617.951.9103.
Sincerely, /s/ Cal J. Gilmartin Cal J. Gilmartin